Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 29 — RELATED PARTY BALANCES AND TRANSACTIONS

Revenues, Expenses and Receivables

Apex Clearing LLC (“Apex Clearing”) is our clearing broker. Apex Clearing is controlled by Peak 6, a minority common and former preferred shareholder of Webull Corporation. Matthew Hulsizer, a co-founder of Peak 6, served as a board member of Webull Corporation until May 9, 2024; and, therefore, Apex Clearing was considered a related party through May 9, 2024.

Apex Crypto LLC (“Apex Crypto”) was controlled by Peak 6 until April 1, 2023, the date Apex Crypto was acquired by a third-party. Apex Crypto was considered a related party prior to April 1, 2023, because Matthew Hulsizer served as a board member of Webull Corporation.

The following table presents related party revenue and expenses for the years ended December 31, 2025, 2024 and 2023 in connection with Apex Clearing and Apex Crypto entities.

		2025	2024	2023
Revenue earned from related parties
Apex Clearing	(a)	$–	$34,538,949	$151,034,036
Apex Crypto	(b)	–	–	2,159,091
Total related party revenue		$–	$34,538,949	$153,193,127

Expenses incurred from related parties
Apex Clearing	(a)	$–	$14,285,014	$40,110,407
Apex Crypto	(b)	–	–	111,963
Total related party expenses		$–	$14,285,014	$40,222,370

(a)	We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.

(b)	Represents the revenue and expenses of Webull Pay LLC prior to its spin-off and while Apex Crypto was considered a related party. Webull Pay LLC had a Software and Services Agreement with Apex Crypto whereby we earned revenue determined by a volume-based tiered pricing model based upon the notional value of the trading activity of our platform users that entered into digital-asset trading transactions with Apex Crypto. Expenses from Apex Crypto represent advertising and marketing expenses related to the Software and Services Agreement. We have classified the revenue and expenses within discontinued operations within our consolidated statements of operations and comprehensive (loss) income.

Webull Pay Merger

Water Castle Az Inc., our controlling shareholder and an entity owned and controlled by our CEO, was the principal shareholder of Webull Pay Inc. at the time of the Webull Pay Merger. In connection with the Webull Pay Merger, Water Castle Az Inc. received $23,769,301 in merger consideration, consisting of $10,565,108 in cash and 870,989 Class B ordinary shares with a fair market value of $13,204,193.